Business combinations (Acquisition from Huaneng Group) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	¥ 10,817,107	¥ (157,421)	¥ 8,887,882
Acquisition from Huaneng Group [member]
Disclosure of detailed information about business combination [line items]
Total consideration	15,500,770
Non-controlling interests	6,292,577
Less: Fair value of total identifiable net assets	19,316,748
Goodwill	3,167,566
Total consideration	15,500,770
Less: Net settlement of the receivables due from Huaneng Group	2,361,871
Bank balances and cash of acquirees	2,342,766
Less: Restricted cash	(20,974)
Cash consideration paid for acquisition of subsidiaries, net of cash acquired	10,817,107
A subsidiary of Shandong Power [member]
Disclosure of detailed information about business combination [line items]
Fair value of pre-existing interest in subsidiaries	¥ 690,967